Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,097,000
Previously Paid Amount	0.00
Total Fee Amount	167.95
Total Offset Amount	0.00
Net Fee	167.95
Narrative - Max Aggregate Offering Price	$ 1,097,000
Final Prospectus	true